12. Investments (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Revenues	R$ 51,253	R$ 28,838	R$ 26,490
Operating income	(71)	(386)	(199)
Net income for the year	2,326	836	1,284
FIC [member]
Disclosure of associates [line items]
Revenues	989	1,207	969
Operating income	555	441	398
Net income for the year	329	263	218
Cnova N.V. [member]
Disclosure of associates [line items]
Revenues	13,117	9,689	9,370
Operating income	207	(24)	(73)
Net income for the year	(138)	(288)	R$ (147)
Tuya [member]
Disclosure of associates [line items]
Revenues	615	698
Operating income	71	87
Net income for the year	R$ 37	R$ (14)